INCOME TAXES - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense - current
Income tax expense - current	$ 20,525	$ 19,899	$ 3,103
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(751)	(2,395)	(166)
Income tax expense (benefit) - deferred	1,836	(4,082)	2,299
Total income tax expense	21,610	13,422	5,236
Macau Complementary Tax [Member]
Income tax expense - current
Income tax expense - current	7,773	0	9
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	46	(511)	(560)
Income tax expense (benefit) - deferred	(337)	(7,931)	(768)
Payments in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current
Income tax expense - current	7,021	5,650	2,342
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(14)	(1,327)	0
Hong Kong Profits Tax [Member]
Income tax expense - current
Income tax expense - current	185	11,613	528
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(1,035)	(450)	(4)
Income tax expense (benefit) - deferred	640	(154)	3,276
Philippine Corporate Income Tax [Member]
Income tax expense - current
Income tax expense - current	0	4	5
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	479	(157)	300
Income tax expense (benefit) - deferred	959	3,366	(258)
Philippine withholding tax on dividends [Member]
Income tax expense - current
Income tax expense - current	5,515	2,566	0
Cyprus Corporate Income Tax [Member]
(Over) under provision of income taxes in prior years:
Income tax expense (benefit) - deferred	575	589	(578)
Income Tax in Other Jurisdictions [Member]
Income tax expense - current
Income tax expense - current	31	66	219
(Over) under provision of income taxes in prior years:
(Over) under provision of income taxes in prior years:	(227)	50	98
Income tax expense (benefit) - deferred	$ (1)	$ 48	$ 627